REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
REVENUE	REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.
For the three and six months ended June 30, 2024, our top ten customers accounted for 31% and 36% of our revenue, respectively, and no single customer generated at least 10% of the Group’s total revenue for the periods. For the three and six months ended June 30, 2023, our top ten customers accounted for 50% and 49% of our revenue, respectively, and our largest customer accounted for 18% and 14% of our revenue, respectively.
The Group presents revenue as disaggregated by market based on the location of end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
North America	12,257	13,361	27,073	27,504
U.K. and Ireland	9,911	8,364	18,831	16,891
Other Europe	5,931	2,812	9,792	5,582
Rest of the world	2,442	1,435	4,060	2,687
Total revenues	30,541	25,972	59,756	52,664
The Group presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Performance marketing	24,219	20,776	47,592	42,537
Subscription and content syndication	1,946	1,712	3,905	3,575
Advertising and other	4,376	3,484	8,259	6,552
Total revenues	30,541	25,972	59,756	52,664

Presentation of revenue by monetization type for the comparative period was adjusted to consistently reflect changes in revenues classification in the current period. It resulted in a reclassification from advertising and other to subscription and content syndication of $753 and $1,452 for the three and six months ended June 30, 2023, respectively.

During the three months ended June 30, 2024, performance marketing revenue was generated by the following categories: cost per acquisition 41%, revenue share 28% and hybrid 31%, compared to 55%, 14% and 31%, respectively, during the three months ended June 30, 2023. During the six months ended June 30, 2024, performance marketing revenue was generated by the following categories: cost per acquisition 47%, revenue share 21% and hybrid 32%, compared to 57%, 13% and 30%, respectively, during the three months ended June 30, 2023.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Casino	22,073	17,541	41,883	34,613
Sports	8,180	8,394	17,317	17,588
Other	288	37	556	463
Total revenues	30,541	25,972	59,756	52,664
Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2024	As of December 31, 2023
Contract assets	117	116
Contract liabilities	(1,869)	(2,207)
The contract assets primary relate to the Group’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets mainly relate to performance marketing revenue and subscription and content syndication revenue. The contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contract liabilities primarily relate to the advances received from customers for subscriptions purchased on the RotoWire.com website, for which revenue is recognized over time. It is expected that deferred income will be recognized as revenue over the next year.
Below is the carrying amount of the Group’s contract liabilities and the movements during the six months ended June 30, 2024:

2024
As of January 1	2,207
Amounts included in contract liabilities that was recognized as revenue during the period	(2,239)
Cash received in advance of performance and not recognized as revenue during the period	1,901
As of June 30	1,869